Commitments (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Commitments Details Narrative
Purchese order recevied		$ 130,000
Purchese order amount received	$ 65,000